Property, plant and equipment, net - Schedule (Details) ¥ in Thousands, $ in Thousands	Mar. 31, 2021 CNY (¥)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 CNY (¥)
Property, plant and equipment, net
Property, plant and equipment	¥ 916,646	$ 139,907	¥ 903,519
Less: Accumulated depreciation	(417,990)	(63,798)	(380,840)
Total property, plant and equipment, net	498,656	76,109	522,679
Buildings
Property, plant and equipment, net
Property, plant and equipment	603,910	92,174	604,112
Leasehold improvements
Property, plant and equipment, net
Property, plant and equipment	14,864	2,269	14,864
Machinery
Property, plant and equipment, net
Property, plant and equipment	219,626	33,521	208,377
Motor vehicles
Property, plant and equipment, net
Property, plant and equipment	18,598	2,839	19,088
Furniture, fixtures and equipment
Property, plant and equipment, net
Property, plant and equipment	56,029	8,552	55,722
Construction-in-progress
Property, plant and equipment, net
Property, plant and equipment	¥ 3,619	$ 552	¥ 1,356